1. Basis of Presentation (Tables)	6 Months Ended
Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of net assets sold
Cash in trading accounts	$5,740,729
Property, equipment, and furniture, net	128,935
Obligations under settlement agreement	(2,912,825)
Net assets sold, net of liabilities assumed	$2,956,839

Purchase price (note receivable)	$20,740,729
Deferred gain	(17,783,890)
Net assets sold, net of liabilities assumed	$2,956,839